Schedule of related party transactions (Details) (Parenthetical)			12 Months Ended
	Feb. 25, 2022 USD ($)	Feb. 25, 2022 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)		Dec. 31, 2022 SGD ($)
Mr. Loh [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Total consideration amount	$ 2,612,033	$ 3,492,997
Total consideration amount							$ 2,302,197	$ 3,085,865
performance obligations							77,520			$ 103,908
Revenue							2,224,676	2,981,957
Maintenance [Member]
Related Party Transaction [Line Items]
Service fee					$ 8,338	$ 11,000
Management Service [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Service fee					387,357	511,040
Cleaning Service [Member]
Related Party Transaction [Line Items]
Service fee			$ 183	$ 250	$ 218	288	$ 896	1,199
Cleaning Services Multiple Times [Member]
Related Party Transaction [Line Items]
Service fee			3,491	4,770
Ms Rhonda Wong [Member]
Related Party Transaction [Line Items]
Rental commission			$ 1,537	$ 2,100				$ 2,900	[1]

[1]	Ms. Rhonda Wong engaged the Group to look for tenant for a property in March 2022 and April 2024. The respective project was completed during year ended December 31, 2022 and 2024, and Ms. Rhonda Wong paid the rental commission to the Group, being S$2,900 and S$2,100 (US$1,537) respectively.